Acquisition of Alpha Mind - Schedule of Fair Value of Identifiable Net Assets (Details) - Alpha Mind [Member] ¥ in Thousands	Dec. 28, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 5,868
Short-term investment	1,616
Accounts receivable, net	19,260
Prepayments	6,872
Other current assets	973
Total current assets	34,589
Non-current assets:
Restricted cash- non-current	5,000
Property and equipment, net	271
Operating lease right-of-use assets	60
Deferred tax assets	511
Total non-current assets	5,842
Total assets	40,431
Current liabilities:
Accounts payable	17,590
Taxes payable	910
Operating lease liabilities	41
Accrued expenses and other current liabilities	6,454
Total Current liabilities	24,995
Non-current liabilities:
Operating lease liabilities, non-current
Total liabilities	24,995
Net tangible assets	¥ 15,436